UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23616

Aspiriant Risk-Managed Real Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1.  Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Semi-Annual Report

September 30, 2024

(Unaudited)

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

2

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

	Type of Investment	Units / Shares	Cost	Fair Value
MARKETABLE SECURITIES (33.79%)
EXCHANGE-TRADED FUNDS (14.40%)
Invesco S&P Global Water Index ETF	Exchange-traded fund	71,325	$4,156,118	$4,365,090
Invesco Water Resources ETF	Exchange-traded fund	22,723	1,499,287	1,602,880
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,618,104	10,093,822
Vanguard Real Estate ETF[c]	Exchange-traded fund	112,981	10,673,755	11,006,609
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	109,764
TOTAL EXCHANGE-TRADED FUNDS			24,055,584	27,178,165

MUTUAL FUNDS (19.39%)
Fidelity International Real Estate Fund	Mutual Fund	1,104,794	10,606,021	11,644,527
GMO Resources Fund - Class VI	Mutual Fund	98,313	2,288,648	2,062,601
Lazard Global Listed Infrastructure - Institutional Portfolio	Mutual Fund	563,674	8,364,980	9,170,981
Principal Real Estate Securities Fund - Class I	Mutual Fund	443,661	11,839,917	13,726,865
TOTAL MUTUAL FUNDS			33,099,566	36,604,974

TOTAL MARKETABLE SECURITIES			57,155,150	63,783,139
	Investment Strategy				Acquisition Date
PORTFOLIO FUNDS[b] (68.61%)
MEMBERSHIP INTERESTS (11.09%)
Green Courte Real Estate Partners III, LLC[a,c]	Private Real Estate		$1,234,960	$6,988,760	12/6/2011
Prime Property Fund, LLC	Private Real Estate	720	11,199,575	13,956,060	9/28/2017
TOTAL MEMBERSHIP INTERESTS			12,434,535	20,944,820

NON-TRADED REAL ESTATE INVESTMENT TRUST (2.79%)
Blackstone Real Estate Income Trust, Inc. - Class I	Private Real Estate	377,547	4,394,141	5,262,817	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			4,394,141	5,262,817

PARTNERSHIP INTERESTS (54.73%)
Bayview MSR Opportunity Offshore, L.P.[a]	Private Credit		6,572,903	6,888,583	2/29/2024
Beacon Capital Strategic Partners VI, L.P.[a,c]	Private Real Estate		419,151	15,952	2/15/2011
Carmel Partners Investment Fund III, L.P.[a,c]	Private Real Estate		—	377,528	6/29/2010
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,791,450	4,705,577	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	7,604,024	12,002,060	12,116,572	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		—	1,938,171	4/29/2013
Cross Lake Real Estate Fund III L.P.[a,c]	Private Real Estate		2,732,743	3,679,371	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		6,000,000	7,040,198	6/1/2021
Energy Impact Fund II, L.P.[a]	Infrastructure		4,220,020	4,892,208	10/28/2021
GCP SecureSpace Property Partners LPa	Private Real Estate		5,874,665	5,687,636	12/7/2022

3

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024 (Unaudited)

	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
PORTFOLIO FUNDS[b] (Continued)
PARTNERSHIP INTERESTS (Continued)
GEM Realty Securities Flagship, L.P.[a,d]	Long/Short		$5,132,748	$13,279,742	8/3/2009
GI Data Infrastructure Fund L.P.[a]	Infrastructure		8,232,503	10,706,430	7/24/2020
Hampshire Partners Fund VIII, L.P.[a,c]	Private Real Estate		—	18,586	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	2,962	2,807,915	3,667,441	7/5/2018
HighBrook Property Fund IV (TEF), L.P.[a]	Private Real Estate		8,689,588	9,224,327	9/30/2023
Metropolitan Real Estate Partners International III-T, L.P.[a,c]	Private Real Estate		418,596	161,603	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a,c,d]	Private Real Estate		2,278,778	69,158	6/17/2011
Paladin Realty Latin America Investors III, Liquidating Trust[a,c]	Private Real Estate		1,866,188	(317,245)	9/30/2009
Paulson Real Estate Fund II, L.P.[a,c]	Private Real Estate		—	5,132,948	5/24/2013
Prime Finance Partners IV, L.P.[a]	Structured Credit		—	5,654	12/29/2014
Rush Island, LPa	Long/Short		3,000,000	3,512,677	7/1/2022
Sculptor Real Estate Fund IV L.P.[a,c]	Private Real Estate		7,000,477	7,021,190	4/6/2020
Sustainable Asset Fund III, L.P.[a]	Infrastructure		3,624,992	3,491,913	12/13/2021
TOTAL PARTNERSHIP INTERESTS			82,664,777	103,316,220

TOTAL PORTFOLIO FUNDS			99,493,453	129,523,857
	Type of Investment	Principal Amount
SHORT-TERM INVESTMENTS (2.09%)
UMB Bank, Money Market Special, 0.01%[e]	Bank Deposit	$609,243	609,243	609,243
UMB Bank, Money Market Special II, 4.68%[c,e]	Bank Deposit	3,345,337	3,345,337	3,345,337
TOTAL SHORT-TERM INVESTMENTS			3,954,580	3,954,580

TOTAL INVESTMENTS (104.49%)			$160,603,183	$197,261,576
Liabilities in excess of other assets (-4.49%)				(8,477,728)

TOTAL NET ASSETS (100.00%)				$188,783,848

a     Non-income producing security.

b     Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale (see Notes 3 & 5).

c     All or a portion of this investment is made through the wholly owned subsidiary Aspiriant RMRA (Subholding) Inc. (see Note 2).

d     Affiliated investment for which ownership exceeds 5% of the investment’s capital (see Note 5).

e     The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America.

See accompanying Notes to Consolidated Financial Statements.

4

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
CONSOLIDATED SUMMARY OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Security Type	Percent of Total Net Assets
MARKETABLE SECURITIES
Exchange-Traded Funds	14.40%
Mutual Funds	19.39
TOTAL MARKETABLE SECURITIES	33.79
PORTFOLIO FUNDS
Membership Interests	11.09
Non-Traded Real Estate Investment Trust	2.79
Partnership Interests	54.73
TOTAL PORTFOLIO FUNDS	68.61
SHORT-TERM INVESTMENTS	2.09
TOTAL INVESTMENTS	104.49
Liabilities in excess of other assets	(4.49)
TOTAL NET ASSETS	100.00%

See accompanying Notes to Consolidated Financial Statements.

5

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2024 (Unaudited)

ASSETS:
Unaffiliated investments, at fair value (cost $153,191,657)	$183,912,676
Affiliated investments, at fair value (cost $7,411,526)	13,348,900
Tax refund receivable	755,488
Receivable for investments sold	10,557,099
Due from Portfolio Funds	101,493
Dividend receivable	104,482
Prepaid expenses	69,700
Total Assets	$208,849,838

LIABILITIES:
Payable for shares redeemed	$5,093,252
Payable for investments purchased	10,558,508
Subscriptions received in advance	600,000
Current tax liability	30,708
Deferred tax liability	3,532,429
Management fee payable	70,967
Administration and accounting fees payable	49,065
Administrative services fees payable	48,470
Transfer agent fees and expenses payable	2,787
Custody fees payable	1,926
Other expenses payable	77,878
Total Liabilities	20,065,990

Commitments and contingencies (see Note 3)

NET ASSETS	$188,783,848

NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, par value of $0.001 per share)	150,399,399
Total distributable earnings	38,384,449
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$188,783,848

SHARES ISSUED AND OUTSTANDING	17,270,814
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.93

See accompanying Notes to Consolidated Financial Statements.

6

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated investments	$804,009
Income distributions from unaffiliated Portfolio Funds (net of withholding tax of $8,959)	282,532
Interest income from unaffiliated investments	10
Total Income	1,086,551

EXPENSES:
Management fee	471,594
Legal fees	126,773
Administration and accounting fees	97,032
Administrative services fees	94,319
Audit and tax fees	49,825
Trustees’ fees and expenses	40,500
Shareholder reporting expenses	29,989
Transfer agent fees and expenses	16,892
Registration fees	16,631
Compliance fees	13,645
Custody fees	11,351
Professional fees	3,441
Insurance fees	3,043
Other expenses	27,510
Total Expenses	1,002,545
Expenses waived by Investment Manager	(354,778)
Net Expenses	647,767
Net investment income before taxes	438,784
Current tax (expense)/benefit	10,719
Net investment income, net of income tax	449,503

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on unaffiliated investments	5,212,759
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	4,781,059
Affiliated investments	422,411
Deferred tax (expense)/benefit	(923,194)
Total net change in unrealized appreciation (depreciation), net of deferred income tax	4,280,276
Total net realized and unrealized gain (loss), net of income tax	9,493,035
Net increase in Net Assets Resulting from Operations	$9,942,538

See accompanying Notes to Consolidated Financial Statements.

7

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
CHANGE IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss), net of income tax	$449,503	$520,745
Net realized gain (loss) on investments, net of income tax	5,212,759	(6,780,760)
Net change in unrealized appreciation (depreciation) on investments, net of deferred income tax	4,280,276	10,884,785
Change in Net Assets Resulting from Operations	9,942,538	4,624,770

CAPITAL SHARE TRANSACTIONS:
Shares sold	4,890,000	14,368,000
Shares redeemed	(5,856,148)	(10,483,006)
Contribution by Investment Manager (see Note 6)	—	1,281,922
Change in Net Assets Resulting from Capital Transactions	(966,148)	5,166,916

Change in Net Assets	$8,976,390	$9,791,686

NET ASSETS:
Beginning of period	179,807,458	170,015,772
End of period	$188,783,848	$179,807,458

TRANSACTIONS IN SHARES:
Shares sold	471,386	1,433,627
Shares redeemed	(541,167)	(1,031,242)
Change in Shares Outstanding	(69,781)	402,385

See accompanying Notes to Consolidated Financial Statements.

8

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
CONSOLIDATED STATEMENT OF CASH FLOWS

For the Six Monhts Ended September 30, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$9,942,538
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term investments	(59,063,213)
Proceeds from sale of long-term investments	54,053,670
Realized gain distribution proceeds from Portfolio Funds	251,520
Return of capital distribution proceeds from Portfolio Funds	2,207,935
Purchases of short-term investments, net	(866,763)
Net realized gain on investments	(5,212,759)
Net change in unrealized (appreciation) depreciation on:
Unaffiliated Investments	(4,781,059)
Affiliated Investments	(422,411)
Change in operating assets and liabilities:
Receivable for investments sold	(10,557,099)
Due from Portfolio Funds	(7,552)
Dividend receivable	(91,033)
Other receivable	56,156
Repurchase Facility commitment fee receivable	17,500
Prepaid expenses	(45,848)
Payable for investments purchased	10,558,508
Deferred tax liability	923,194
Current tax liability	(10,719)
Management fee payable	25,032
Administrative services fees payable	2,535
Administration and accounting fees payable	(93)
Transfer agent fees and expenses payable	(232)
Custody fees payable	(3,043)
Other expenses payable	(45,214)
Net Cash Used in Operating Activities	(3,068,450)

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares sold (net of change in subscriptions received in advance)	2,830,000
Shares redeemed (net of change in payable for shares redeemed)	(2,951,054)
Contribution by Investment Manager (net of change in due from Investment Manager)	456,720
Net Cash Provided by Financing Activities	335,666

Net Change in Cash and Cash held in escrow	(2,732,784)

Cash and Cash held in escrow at Beginning of Period[1]	2,732,784

Cash and Cash held in escrow at End of Period[1]	$—

1     Cash includes cash and cash held in escrow, as outlined further on the Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Consolidated Financial Statements.

9

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share outstanding throughout the period.

	For the Six Months Ended September 30, 2024 (Unaudited)*	For the Year Ended March 31, 2024*	For the Year Ended March 31, 2023**	For the Year Ended March 31, 2022**[1]
Net Asset Value, Beginning of Period	$10.37	$10.04	$11.07	$10.00

Income from Investment Operations:
Net investment income[2]	0.03	0.03	0.09	0.17
Net realized and unrealized gain (loss) on investments	0.53	0.30	(0.86)	1.45
Total from investment operations	0.56	0.33	(0.77)	1.62

Less Distributions:
From net investment income	—	—	—	(0.34)
From net realized gain	—	—	—	(0.17)
From return of capital	—	—	(0.26)	(0.04)
Total distributions	—	—	(0.26)	(0.55)

Net Asset Value, End of Period	$10.93	$10.37	$10.04	$11.07

Total Return	5.40%[3]	3.29%	(6.91)%	16.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$188,784	$179,807	$170,016	$182,884
Net investment income[4,5]	0.47%[6]	0.29%	0.80%	1.51%
Expenses before expense waiver and tax expense/(benefit)[4,7]	1.06%[6]	1.07%	1.01%	0.92%
Expense waiver	(0.37)%[6]	(0.40)%	(0.40)%	(0.40)%
Expenses net of expense waiver, but before tax expense/(benefit)[4,8]	0.69%[6]	0.67%	0.61%	0.52%
Income taxes/(benefit)[9]	0.48%[3]	0.52%	(0.37)%	1.60%
Expenses net of expense waiver and after tax expense/(benefit)[4,10]	1.17%[6]	1.19%	0.24%	2.12%
Portfolio turnover rate	29%[3]	69%	19%	15%

*    Includes consolidated accounts of Aspiriant RMRA (Subholding) Inc. (see Note 2).

**    The financial highlights for the years ended March 31, 2023 and 2022 reflect restated values (see Note 11 - Restatement in the Notes to Financial Statements for the years ended March 31, 2023 and 2022).

1     Reflects operations from April 1, 2021 (commencement of operations) to March 31, 2022.

2     Per share data is computed using the average shares method.

3     Not Annualized.

4     The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

5     Includes income tax expense/(benefit) of 0.14%, 0%, 0.02% and (0.01%) derived from income for the years ended March 31, 2022, March 31, 2023 and March 31, 2024 and period ended September 30, 2024, respectively.

10

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
FINANCIAL HIGHLIGHTS (Continued)

Per share data and ratios for a share outstanding throughout the period.

6     Annualized, except for tax expense/(benefit) where applicable.

7     Represents the ratio of expenses to average net assets excluding the expense waiver by the Investment Manager and current and deferred tax expense/(benefit) (see Notes 6 and 8).

8     Represents the ratio of expenses to average net assets including the expense waiver by the Investment Manager and excluding current and deferred tax expense/(benefit) (see Notes 6 and 8).

9     Includes current and deferred tax expense/(benefit) derived from the net investment income/loss and realized and unrealized gains/losses (see Note 8).

10      Represents the ratio of expenses to average net assets including the expense waiver by the Investment Manager and current and deferred tax expense/(benefit) (see Notes 6 and 8).

See accompanying Notes to Consolidated Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND
Notes to Consolidated Financial Statements
September 30, 2024 (Unaudited)

1.   ORGANIZATION

Aspiriant Risk-Managed Real Assets Fund is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated October 26, 2020. The Fund commenced its operations on April 1, 2021, after the conversion of the Global Real Estate Opportunities, L.P. (the “Private Fund”), a privately offered investment fund managed by the Investment Manager (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund. The Fund offers shares of beneficial interest (“Shares”). Aspiriant, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The investment objective of the Fund is to seek long term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) that invest substantially all their assets in real estate, infrastructure, commodities and other real asset securities and funds. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in Investment Funds that hold equity, debt and other economic interests in real assets or real asset companies.

The Board of Trustees (the “Board”) of the Fund has the overall responsibility for monitoring the operations of the Fund, including the Investment Manager.

2.   SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation and Use of Estimates — The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Consolidation of a Subsidiary — Aspiriant RMRA (Subholding) Inc. (the “Subsidiary), is a wholly-owned Delaware corporate subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and the Consolidated Financial Highlights of the Fund include the accounts of its Subsidiary. As of and for the period ended September 30, 2024, all intercompany accounts and transactions have been eliminated in consolidation. The inception date of the Subsidiary was October 1, 2023. On September 30, 2024, the Subsidiary had net assets of $22,138,440 which equals 11.7% of the Fund’s net assets.

Cash — Cash and cash held in escrow for Shares tendered and Shares received in advance, if any, may include demand deposits. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Investment Valuation — The Board has delegated day-to-day management of the valuation process to the Investment Manager as the appointed Valuation Designee, which has established a valuation committee to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risks, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Investment Manager.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2024 (Unaudited)

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments in Portfolio Funds — As a practical expedient, the Fund estimates the fair value of interests in Portfolio Funds (“Portfolio Funds’ Interests”) that do not have a readily determinable fair value using the net asset value (“NAV”) per share (or equivalent, such as member units, or an ownership interest in partners’ capital to which a proportionate share of net assets is attributed) of the Portfolio Funds as determined by the respective investment manager (“Portfolio Fund’s Manager”), if the NAV per share of the Portfolio Fund (or its equivalent) is calculated in a manner consistent with measurement principles in ASC 946 as of the reporting entity’s measurement date. If the NAV per share (or its equivalent) of the Portfolio Fund is not as of the Fund’s measurement date or is not calculated in a manner consistent with the measurement principles of ASC 946, the Fund may adjust the most recent NAV per share (or its equivalent) as necessary in order to estimate the fair value for the Portfolio Fund in a manner consistent with the measurement principles of ASC 946 as of the Fund’s measurement date. The Fund will deviate from the NAV (or its equivalent) if it is probable at the measurement date that the Fund will redeem a portion of a Portfolio Fund at an amount different from the NAV per share (or its equivalent).

Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds’ Managers as required by the Portfolio Funds’ offering documents. If the Valuation Designee determines that the most recent NAV (or its equivalent) reported by the Portfolio Fund does not represent fair value or if the Portfolio Fund fails to report a NAV to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Valuation Designee. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee, or the Portfolio Funds’ Managers should prove to be incorrect. The Portfolio Funds’ Managers only provide determinations of the NAV of each Portfolio Fund on a monthly/quarterly basis, in which event it will not be possible to determine the NAV of the Fund more frequently. The Portfolio Funds’ Interests in which the Fund invests or plans to invest are generally illiquid. The Fund may not be able to dispose of Portfolio Funds’ Interests that it has purchased. As of September 30, 2024, investments in Portfolio Funds were valued at $129,523,857, which represented 68.61% of the NAV of the Fund.

Investments in Marketable Securities — Investments in marketable securities listed or traded on an exchange are valued at their last traded price, as of the exchange’s official close of business. The Fund does not adjust the quoted price for these investments even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded open-end investment companies which are priced as marketable securities.

Investment Transactions and Related Investment Income — All investment transactions are recorded on the trade date. Interest income on cash held in the Fund’s interest-bearing accounts is recognized on an accrual basis. Dividend income is recorded on ex-dividend dates. Distributions from marketable securities are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from Portfolio Funds are recorded on the effective date, based on the character determined by the Portfolio Fund. Return of capital or security distributions received from Portfolio Funds and securities are accounted for as a reduction to cost. Net realized gain or loss on investments includes net investment gains or losses from marketable

13

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2024 (Unaudited)

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

securities and realized gains or losses indirectly allocated to the Fund from investments in Portfolio Funds. Realized gains and losses from investments in Portfolio Funds are recognized when reported by those Portfolio Funds. Realized gains and losses from other investments are recorded on a specific identification basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar equivalents using period-end spot foreign currency exchange rates. Purchases and sales of investments, and their related income and expenses are translated at the rate of exchange on the respective dates of such transactions. Realized and unrealized gains and losses resulting from foreign currency changes are reflected in the Consolidated Statement of Operations as a component of net realized gain/(loss) and net change in unrealized appreciation on marketable securities and Portfolio Funds.

Federal Income Taxes — It is the Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“Regulated Investment Company”). As provided therein, in any tax year in which a Fund generates 90% of its gross income from qualifying sources under Section 851(b)(2) of the Internal Revenue Code, a Fund’s portfolio holds at least 50% of its assets in qualifying assets at the end of each quarter, and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.

The Fund did not qualify as a Regulated Investment Company pursuant to Subchapter M of the Internal Revenue Code for the tax years ended October 31, 2022 and October 31, 2023 because it did not generate 90% of its gross income from qualifying sources. As a result, the Fund was treated as a regular C corporation for federal income tax purposes and as such was obligated to pay federal, state and local income tax on taxable income for the tax years ended October 31, 2022 and 2023. In order to qualify as a Regulated Investment Company for the tax year ending October 31, 2024, the Fund moved certain assets into a Subsidiary. The Investment Manager determined that at September 30, 2024 the Fund met the “more likely than not” evaluation criterion provided by FASB ASC Topic 740, Income Taxes (“ASC 740”), to qualify as a Regulated Investment Company for tax year ending October 31, 2024. The Subsidiary is a domestic limited liability company that is treated as a regular C corporation for tax reporting and has a tax year end of October 31. The Subsidiary is subject to federal, state and local income taxes. See Note 8 for further details.

ASC 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax return to determine whether these positions meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination by a taxing authority. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

ASC 740 requires management of the Fund to analyze all open tax years for all major jurisdictions that may be subject to examination by a tax authority. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. As of and during the six months ended September 30, 2024, the Fund did not record a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2024 (Unaudited)

3.   FAIR VALUE DISCLOSURE

In accordance with FASB ASC 820-10, Fair Value Measurement (“ASC 820”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level III measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level I — Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date and on an-ongoing basis. Investments in marketable securities are classified at Level I in the fair value hierarchy.

Level II — Valuations based on observable inputs other than quoted prices in active markets for identical assets or liabilities.

Level III — Valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable (e.g. supported by little or no market activity).

The following table summarizes the valuation of the Fund’s investments as of September 30, 2024, by the fair value hierarchy levels:

	Fair Value Measurements
Investments	Level I	Level II	Level III	NAV as Practical Expedient	Total
Marketable Securities	$63,783,139	$—	$—	$—	$63,783,139
Portfolio Funds	—	—	—	129,523,857	129,523,857
Short-term investment	3,954,580	—	—	—	3,954,580
Total Investments	$67,737,719	$—	$—	$129,523,857	$197,261,576

Investments in Portfolio Funds valued at the NAV as practical expedient are not required under U.S. GAAP to be classified in the fair value hierarchy, however, they are included in the table above to reconcile the total value of investments.

15

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2024 (Unaudited)

3.   FAIR VALUE DISCLOSURE (Continued)

A listing of the Portfolio Fund types held by the Fund and the related attributes, as of September 30, 2024 are shown in the table below:

Investment Category	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)		Remaining Life*	Redemption Frequency*	Notice Period (in days)	Redemption Restriction Terms*
Core(1)	$65,724	$3,427		Indefinite	Monthly- Quarterly	0-180	May be subject to lockup periods of up to 1 year, and/or investor and/or fund level gates of up to 3.75%-25% per withdrawal date
Opportunistic(2)	63,800	31,591		Up to 12 years, subject to extension	None	N/A	N/A
	$128,557	$35,018	(3)

(1)      Investments in commingled limited partnerships that have exposure to a range of security types.

(2)      Consists of both private equity and venture capital investments.

(3)      As of September 30, 2024, the Fund had total outstanding commitments of $34,060,035 and $957,709 to the partnership interests and membership interests of Portfolio Funds, respectively.

*    The information summarized in the table above represents the general terms for the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

4.   RISK FACTORS

The Fund’s investment activities expose it to various risks, which are associated with the markets and the financial instruments in which it invests (as discussed in Notes 2 and 3). The following summary is not intended to be a comprehensive summary of all risks inherent in investing in the Fund.

Credit — Financial instruments which potentially subject the Fund to concentrations of credit risk consist primarily of cash and cash equivalents, including cash held in escrow. Substantially, all of the Fund’s cash is deposited with one financial institution. Deposits, at times, may be in excess of federally insured limits. The Fund has not experienced any losses on its cash and cash equivalents, nor does it believe it is exposed to any significant credit risk.

Liquidity Constraints of Portfolio Funds — Since the Fund may make additional investments in or effect withdrawals from a Portfolio Fund only at certain times pursuant to limitations set forth in the governing documents of the Portfolio Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Portfolio Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase

16

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2024 (Unaudited)

4.   RISK FACTORS (Continued)

Shares from shareholders. Portfolio Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Investment Fund, it may receive securities that are illiquid or difficult to value.

Limited Liquidity — Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that a shareholder will be able to tender its Shares when or in the amount that a shareholder desires. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status — The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Leverage Risk — The Fund does not generally intend to utilize leverage, however, the Fund is permitted to and may, in the sole discretion of the Investment Manager, leverage its investment positions, when deemed appropriate by the Investment Manager for any reason. Furthermore, the strategies implemented by the Portfolio Funds typically are leveraged. While leverage presents opportunities for increasing the total return on investments, it has the effect of potentially increasing losses as well. Accordingly, any event which adversely affects the value of an investment could be magnified to the extent leverage is utilized. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the investment were not leveraged.

Market Risk — Market risk arises primarily from changes in the market value of financial instruments. Exposure to market risk is influenced by a number of factors, including the relationships between financial instruments, and the volatility and liquidity in the markets in which the financial instruments are traded. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally, the value of Funds’ investments, and overall performance of the Fund. In many cases, the use of financial instruments serves to modify or offset market risk associated with other transactions, and accordingly, serves to decrease the Fund’s overall exposure to market risk. The Fund attempts to control its exposure to market risk through various analytical monitoring techniques.

5.   INVESTMENTS BY THE FUND

The Fund, generally, has the ability to liquidate its investments periodically, depending on the type of investment, and for the Portfolio Funds, depending on the provisions of the respective Portfolio Fund’s governing agreements. Contribution requirements may also vary based on each Portfolio Fund’s governing agreements. Investment advisors who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management fees, performance allocations and direct expenses based upon the NAV of the Fund’s investment. These fees are

17

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2024 (Unaudited)

5.   INVESTMENTS BY THE FUND (Continued)

deducted directly from the trading account or Portfolio Fund investment balance in accordance with an advisory or limited partnership agreement. The management fees ranged from 0%–2% (with possible performance or high water mark fees ranging from 0% to 20%).

The Fund can liquidate or redeem the marketable securities and open-end investment companies on a daily basis, and there are no restrictions or limitations placed on such investments. Additionally, the terms of the Portfolio Funds’ governing documents generally provide for restrictions on transferability, minimum holding periods or lock-ups, the suspension of redemptions/withdrawals or the institution of gates on redemptions/withdrawals, at the discretion of the Portfolio Funds’ Managers, and as a result, the Fund may not be able to redeem/withdraw from an investment in a Portfolio Fund without continued exposure to changes in valuations, which could be material.

The Fund’s share of Portfolio Funds that were 5% or more of its net assets as of September 30, 2024 is as follows:

Investment (Description of Strategy)	Percentage of NAV	Fair Value	Redemptions Permitted/Restrictions
Prime Property Fund, LLC (Private Real Estate Fund)(a)	7.4%	$13,956,060	Quarterly withdrawals (90 days’ notice required)
GEM Realty Securities Flagship, L.P. (Long/Short Fund)(b)	7.0%	$13,279,742	Quarterly withdrawals (60 days’ notice required)
CBRE U.S. Core Partners, LP (Private Real Estate Fund)(a)	6.4%	$12,116,572	Quarterly withdrawals (60 days’ notice required)
GI Data Infrastructure Fund L.P. (Infrastructure)(c)	5.7%	$10,706,430

12 year term starting December 2020 subject to two one-year extensions at the discretion of GP and further extensions with Advisory Board or limited partner approval; redemptions are generally not permitted, but the general partner makes distributions from the sales of the underlying assets

(a)      This strategy includes the funds that invest in real estate opportunities.

(b)      This strategy includes the fund that employs long and short trading in publicly traded common stock, preferred stock, and debt securities, primarily in REITs, real estate operating companies, homebuilders and companies that have a significant real estate component.

(c)      This strategy includes the funds that invest in broad range of infrastructure and infrastructure-related assets such as regulated assets (including but not limited to electricity transmission and distribution facilities, gas distribution systems, water distribution and waste water collection and processing facilities), transportation assets (including but not limited to toll roads, airports, seaports and railway lines), and communications assets (including but not limited to data centers, broadcast and wireless towers, fiber/broadband and satellite networks).

18

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2024 (Unaudited)

5.   INVESTMENTS BY THE FUND (Continued)

As of September 30, 2024, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Consolidated Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during the six months ended September 30, 2024) is shown below:

Investments(1)	Fair Value 3/31/2024	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 9/30/2024	Dividend Income
GEM Realty Securities Flagship, L.P.	$12,876,263	$—	$—	$—	$403,479	$13,279,742	$—
Paladin Realty Brazil Investors III (US-A), L.P.	50,226	—	—	—	18,932	69,158	—
Total Affiliated Investments	$12,926,489	$—	$—	$—	$422,411	$13,348,900	$—

(1)      Investments do not issue units or shares.

6.   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS AND AFFILIATES

Investment Management Fee — The Fund pays to the Investment Manager an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Manager to the Fund. Pursuant to an investment management agreement (the “Investment Management Agreement”), the Fund pays the Investment Manager a quarterly Investment Management Fee equal to 0.50% on an annualized basis of the Fund’s NAV as of each quarter-end. NAV means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund. For purposes of determining the Investment Management Fee payable to the Investment Manager for any quarter, NAV will be calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Investment Manager for that quarter, and before giving effect to any repurchase of Shares in the Fund effective as of that date. For the six months ended September 30, 2024, the Fund incurred $471,594 in management fees.

The Investment Manager has entered into an investment management fee limitation agreement (the “Management Fee Limitation Agreement”) with the Fund, whereby, effective August 1, 2024, the Investment Manager has agreed to waive 0.33% of its Investment Management Fee. Prior to August 1, 2024, the waiver was 0.40%. The Management Fee Limitation Agreement was in effect for one year from the commencement of operations and will automatically renew for consecutive one-year terms thereafter (each, a “Current Term”). Neither the Fund nor the Investment Manager may terminate the Management Fee Limitation Agreement during the Current Term. The Investment Management Fee waiver is not subject for recoupment. For the six months ended September 30, 2024, the Fund waived $354,778 in Investment Management Fees.

Certain officers of the Fund are employees of the Investment Manager and are not paid by the Fund for the services they provide to the Fund.

19

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2024 (Unaudited)

6.   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS AND AFFILIATES (Continued)

Reimbursement by Investment Manager  —  As a result of the Fund’s failure to qualify as a Regulated Investment Company, the Investment Manager has made a conclusion that the calculation of the NAVs upon which the shareholders transacted during the period from December 31, 2021 through June 30, 2023 (the “overstatement period”) did not properly account for the tax liability during the period. The shareholder transactions that were negatively impacted during the overstatement period were reprocessed. The Fund did not claw back the overpayment amount from positively impacted shareholders. Instead, the Investment Manager made a contribution to the Fund for the overpayment to make the Fund whole, which amounted to $456,720 and was recorded during the overstatement period.

Furthermore, the Investment Manager contributed $1,252,244 to the Fund, which is equal to the income tax expense paid as a result of the Fund not qualifying as a Regulated Investment Company for the tax year ended October 31, 2022.

Administrative Services Fee — Pursuant to an administrative services agreement with the Fund, the Investment Manager is entitled to a fee calculated at an annual rate of 0.10%, payable quarterly in arrears, based upon the Fund’s net assets as of quarter-end for providing administrative services to the Fund. Such services include the review of shareholder reports and other filings with the SEC; oversight of the Fund’s primary service providers; periodic due diligence reviews of the Fund’s primary service providers; coordination and negotiation of all of the contracts and pricing relating to the Fund’s primary service providers, with the advice of Fund counsel; providing information to the Board relating to the review and selection of the Fund’s primary service providers; and all such other duties or services necessary for the appropriate administration of the Fund that are incidental to the foregoing services. For the six months ended September 30, 2024, the Fund incurred $94,319 in administrative services fees.

Distributor — UMB Distribution Services, LLC is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Trust in connection with the continuous offering of Shares of the Fund.

Administrator — UMB Fund Services, Inc. (the “Administrator”) serves as administrator to the Fund and provides certain administrative, tax, clerical, bookkeeping and investor related services. For these services the Administrator receives a quarterly fee, as well as reasonable out of pocket expenses. For the six months ended September 30, 2024, the Fund incurred $97,032 in administration fees.

Certain trustees and officers of the Fund are employees of the Administrator and are not paid by the Fund for the services they provide to the Fund.

Custodian — UMB Bank, n.a. (the “UMB Bank”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the 1940 Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the UMB Bank or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the UMB Bank an asset based fee.

Chief Compliance Officer — Vigilant Compliance, LLC (“Vigilant”) provides Chief Compliance Officer (“CCO”) services to the Fund. An officer of the Fund is an employee of Vigilant.

Guarantees and Indemnification — In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

20

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2024 (Unaudited)

7.   CAPITAL CONTRIBUTIONS AND WITHDRAWALS

The Fund will generally offer Shares for purchase as of the first business day of each calendar quarter, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. At the discretion of the Board and provided that it is in the best interests of the Fund and the Shareholders to do so, the Fund intends to provide a limited degree of liquidity for the Shareholders by conducting repurchase offers generally quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. No Shareholder will have the right to require the Fund to redeem its Shares.

8.   FEDERAL TAX INFORMATION

At September 30, 2024, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$161,085,388

Gross unrealized appreciation	41,585,997
Gross unrealized depreciation	(6,376,727)
Net unrealized appreciation on investments	$35,209,270

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investments.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. Permanent differences in book and tax accounting are attributable to net operating losses for the tax year ended October 31, 2023, and to nondeductible current and deferred income tax expenses for the fiscal year ended March 31, 2024 and six months ended September 30, 2024. The following amounts have been reclassified to paid-in capital and total distributable earnings/(losses):

	Increase (Decrease)
	Paid-In Capital	Total Distributable Earnings (Loss)
Tax Year Ended October 31, 2023	$(779,403)	$779,403
Fiscal Year Ended March 31, 2024	(920,175)	920,175
Six Months Ended September 30, 2024	(912,475)	912,475

21

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2024 (Unaudited)

8.   FEDERAL TAX INFORMATION (Continued)

See Note 2 — Federal Income Taxes for additional information related to the significant considerations in the evaluation of the Fund’s qualification as a Regulated Investment Company.

The Fund was a C Corporation for income tax purposes and was therefore obligated to pay federal and state income tax on its taxable income for tax years ended October 31, 2022 and 2023. In order to re-qualify as a Regulated Investment Company for the tax year ending October 31, 2024, the Fund moved certain assets into a Subsidiary. The Investment Manager determined that based on the evidence available at September 30, 2024, the Fund will, at a “more likely than not” ASC 740 standard, comply with the requirements to qualify as a Regulated Investment Company. As a result, the current taxes reflect the estimated tax liability of the Fund as of September 30, 2024, based on taxable income of the Subsidiary. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of the Subsidiary for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.

Currently, the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 6.71%. As of September 30, 2024, the Fund recorded a net deferred tax liability for the investments of the Subsidiary. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

The Fund’s current and deferred tax (expense)/benefit as of September 30, 2024 consist of the following:

Current Tax (Expense) Benefit
Federal	$7,435
State	3,284
Total Current Tax (Expense) Benefit	10,719
Deferred Tax (Expense) Benefit
Federal	(472,730)
State	(450,464)
Total Deferred Tax (Expense) Benefit	(923,194)
Total Income Tax (Expense) Benefit	$(912,475)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax asset
Capital loss carryforward	$66,094
Deferred tax liability
Net unrealized gain on investments	$(3,598,523)
Net Deferred Tax Asset/(Liability)	$(3,532,429)

22

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
Notes to Consolidated Financial Statements (Continued)
September 30, 2024 (Unaudited)

8.   FEDERAL TAX INFORMATION (Continued)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Federal income tax (expense)/benefit at statutory rate	$(2,279,553)
State income tax (expense)/benefit (net of federal benefit)	(728,371)
Effect of Regulated Investment Company operations not subject to tax	2,235,223
Permanent differences, net	(196)
Prior period adjustment	(139,578)
Net Income Tax (Expense) Benefit	$(912,475)

A C corporation’s utilization of net operating losses in future years is limited to the lesser of all available net operating losses or 80% of taxable income before net operating loss utilization. For the tax year ended October 31, 2023, the Fund did not utilize any net operating losses. The Fund is expected to re-qualify as a Regulated Investment Company for the tax year ending October 31, 2024, as a result, the net operating losses incurred by the Fund as a C corporation during the tax year ended October 31, 2023 will not be carried forward. The Subsidiary is treated as a C corporation and is subject to net operating losses carry forward utilization.

Capital losses incurred during the year by a C corporation can be carried back or forward five years. During the tax year ended October 31, 2023, the Fund incurred capital losses. As a result, the Fund will carry back approximately $3,597,370 of the incurred capital losses and has recorded an estimated tax benefit in the amount of $755,488. As of October 31, 2023, the Fund had $1,388,967 of net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations.

9.   INVESTMENT TRANSACTIONS

For the six months ended September 30, 2024, the total purchases and total proceeds from sale, redemption or other disposition of investments, excluding cash equivalents, amounted to $59,063,212 and $54,053,670, respectively.

10. SUBSEQUENT EVENTS

The Fund has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to or disclosure in the financial statements.

23

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
OTHER INFORMATION
September 30, 2024 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Fund’s website at www.aspiriantfunds.com.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
PRIVACY POLICY

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   Account balances

•   Account transactions

•   Transaction history

•   Wire transfer instructions

•   Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers‘ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-877-997-9971

25

ASPIRIANT RISK-MANAGED REAL ASSETS FUND
PRIVACY POLICY (Continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•   Open an account

•   Provide account information

•   Give us your contact information

•   Make a wire transfer

•   Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•   Affiliates from using your information to market to you

•   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Aspiriant, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

INVESTMENT MANAGER
Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

FUND COUNSEL
Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

CUSTODIAN BANK
UMB Bank, n.a.
1010 Grand Blvd.
Kansas City, MO 64106

TRANSFER AGENT / ADMINISTRATOR
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

DISTRIBUTOR

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

(b)	Not applicable.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)	Included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual reports.
(b)	Not applicable.

Item 14.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund did not engage in securities lending activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable to semi-annual reports.

(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to semi-annual reports.

(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(4)	Any written solicitation to purchase securities under Rule 23c-1. Not applicable.

(5)	Change in Registrant’s independent public accountant. Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Risk-Managed Real Assets Fund

By	/s/ Benjamin Schmidt
Title	Benjamin Schmidt, President and Principal Executive Officer

Date	12/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin Schmidt
Title	Benjamin Schmidt, President and Principal Executive Officer

Date	12/6/2024

By	/s/ Laura Boucher
Title	Laura Boucher, Treasurer and Principal Financial Officer

Date	12/6/2024